FAIR VALUE MEASUREMENTS - Summary of changes in our Level 3 financial asset, accrued contingent consideration (Details 1) - Asset retirement obligations - Level 3 - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, January 1		$ 2,471	$ 2,357
Accrued estimated obligation, less fair value adjustment			1,338
Subsequent revision of estimated obligation		70	(68)
Accretion	[1]	262	244
Payments			(1,319)
Gain on settlement	[2]		(81)
Balance, December 31		$ 2,803	$ 2,471

[1]	Included in data center services "Direct costs of network, sales and services" in the accompanying consolidated statements of operations and comprehensive loss.
[2]	Included in "Other, net" in the accompanying consolidated statements of operations and comprehensive loss.